Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, information technology, auditing, investment, actuarial and other administrative functions. The net fees paid for these services to the Parent and affiliates for the years ended December 31, 2011, 2010 and 2009, were $86,863, $86,694 and $80,883, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

In prior years, the Company assumed group disability business from an affiliate, Union Security Life Insurance Company of New York ("USLICoNY"). On January 1, 2010, the Company terminated this reinsurance agreement for new business written. Effective July 1, 2010, the Company commuted the existing reinsured business under the same agreement, which involved a release of $26,920 in reserves and cash paid to USLICoNY of $29,172. The commutation resulted in a $2,252 loss for the Company, and was reflected in the policyholder benefits in the consolidated statements of operations. The Company assumed $67 and $4,777 of premiums from USLICoNY in 2010 and 2009, respectively and $30,149 of reserves in 2009.